FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Assets (Details) - Recurring fair value measurement - Level 3 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning of period	$ 828	$ 692
Fair value change recorded in net income	14	57
Fair value change recorded in other comprehensive income	18	(6)
Additions	177	150
Disposals	(48)	(70)
Foreign currency translation and other	4	5
End of period	$ 993	$ 828